UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

-------------------------------------------------------------------------------

Ellsworth Fund Ltd.

-------------------------------------------------------------------------------

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

-------------------------------------------------------------------------------

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2012

Date of reporting period:  December 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Schedule of Investments (unaudited)
December 31, 2011
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - 60.9%

Aerospace and Defense - 0.5%
Kaman Corp., 3.25%, Due 11/15/17, (BBB)	$ 500,000	$ 525,000

Automotive - 0.9%
A123 Systems, Inc., 3.75%, Due 4/15/16, (NR)	500,000	171,250
Titan International, Inc., 5.625%, Due 1/15/17, (B)	375,000	815,625
		986,875
Computer Hardware - 2.9%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	2,736,000
NetApp, Inc., 1.75%, Due 6/1/13, (AA)	250,000	316,875
		3,052,875
Computer Software - 5.4%
Digital River, Inc., 2.00%, Due 11/1/30, (BBB)	1,100,000	906,125
Electronic Arts, Inc., 0.75%, Due 7/15/16, (A) (1)	500,000	488,125
Microsoft Corp., Due 6/15/13, (AAA) (2)	500,000	508,750
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	2,171,250
Rovi Corp., 2.625%, Due 2/15/40, (BBB)	750,000	750,000
THQ, Inc., 5.00%, Due 8/15/14, (CCC)	750,000	356,250
WebMD Health Corp., 2.50%, Due 1/31/18, (A)	500,000	468,125
		5,648,625
Construction Material - 0.6%
CEMEX, S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	657,500

Consumer Goods - 0.8%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (BBB) (1)	500,000	475,625
Regis Corp., 5.00%, Due 7/15/14, (BBB)	250,000	313,438
		789,063
Data Processing - 0.7%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A) (1)	750,000	705,000

Energy - 5.2%
Endeavour International Corp., 5.50%, Due 7/15/16, (NR) (1)	500,000	416,875
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	931,250
JinkoSolar Holding Co. Ltd., 4.00%, Due 5/15/16, (NR)	1,000,000	433,750
Oil States International, Inc., 2.375%, Due 7/1/25, (BB)	250,000	603,438
Renesola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	297,500
SunPower Corp., 4.75%, Due 4/15/14, (NR)	500,000	438,125
SunPower Corp., 4.50%, Due 3/15/15, (NR)	1,250,000	1,032,812
Transocean, Inc., 1.50%, Due 12/15/37, (BBB)	500,000	493,750
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	1,000,000	777,500
		5,425,000
Financial Services - 6.2%
Amtrust Financial Services, Inc., 5.50%, Due 12/15/21, (NR) (1)	1,000,000	1,001,200
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (NR)	750,000	852,188
BGC Partners, Inc., 4.50%, Due 7/15/16, (BBB) (1)	250,000	220,000
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (BB) (3)	1,000,000	995,000
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (NR)	750,000	673,125
National Financial Partners Corp., 4.00%, Due 6/15/17, (NR)	750,000	928,125
Old Republic International Corp., 8.00%, Due 5/15/12, (BBB)	750,000	752,812
Tower Group, Inc., 5.00%, Due 9/15/14, (NR)	1,000,000	1,008,750
		6,431,200

Ellsworth Fund Ltd. - Schedule of Investments - continued
December 31, 2011

CONVERTIBLE BONDS AND NOTES - continued

Foods - 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	$ 581,000	$ 500,386

Healthcare - 4.3%
Chemed Corp., 1.875%, Due 5/15/14, (A)	890,000	838,825
China Medical Technologies, Inc., 4.00%, Due 8/15/13, (NR)	1,100,000	635,250
Insulet Corp., 3.75%, Due 6/15/16, (BBB)	500,000	508,750
Integra LifeSciences Holdings Corp., 2.375%, Due 6/1/12, (BBB)	567,000	564,165
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/16, (BBB) (1)	750,000	645,000
Omnicare, Inc., 3.25%, Due 12/15/35, (B) (3)	254,000	234,315
Sonosite, Inc., 3.75%, Due 7/15/14, (NR)	750,000	1,101,562
		4,527,867
Machinery - 0.5%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	500,000	530,625

Metals and Mining - 3.3%
A. M. Castle and Co., 7.00%, Due 12/15/17, (NR) (1)	250,000	280,625
Jaguar Mining, Inc., 4.50%, Due 11/1/14, (BB)	525,000	452,812
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BBB)	1,000,000	1,161,900
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)	600,000	624,000
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BB)	475,000	477,969
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	375,000	416,719
		3,414,025
Pharmaceuticals - 8.0%
Amgen, Inc., 0.375%, Due 2/1/13, (A)	1,000,000	1,008,750
Amylin Pharmaceuticals, Inc., 3.00%, Due 6/15/14, (BBB)	500,000	447,500
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (AA)	750,000	1,014,375
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	825,000
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	750,000	857,812
Mylan, Inc., 1.25%, Due 3/15/12, (BB)	500,000	503,750
Mylan, Inc., 3.75%, Due 9/15/15, (BB)	500,000	875,625
Onyx Pharmaceuticals, Inc., 4.00%, Due 8/15/16, (A)	500,000	669,375
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (BBB) (1)	1,000,000	948,750
Salix Pharmaceuticals, Inc., 2.75%, Due 5/15/15, (A)	500,000	649,375
United Therapeutics Corp., 1.00%, Due 9/15/16, (AA) (1)	500,000	585,000
		8,385,312
Real Estate - 1.6%
Corporate Office Properties LP, 4.25%, Due 4/15/30, (NR)	500,000	462,500
Lexington Realty Trust, 6.00%, Due 1/15/30, (NR)	1,000,000	1,195,000
		1,657,500
Semiconductors - 8.0%
Intel Corp., 2.95%, Due 12/15/35, (A) (3)	1,500,000	1,569,375
Intel Corp., 3.25%, Due 8/1/39, (A)	1,000,000	1,257,500
LAM Research Corp., 1.25%, Due 5/15/18, (BB)	500,000	471,250
Linear Technology Corp., 3.00%, Due 5/1/27, (AA)	500,000	513,125
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	250,000	254,062
Micron Technology, Inc., 1.50%, Due 8/1/31, (BBB) (1)	625,000	564,062
Micron Technology, Inc., 1.875%, Due 8/1/31, (BBB) (1)	750,000	663,750
Novellus Systems, Inc., 2.625%, Due 5/15/41, (NR) (1,3)	250,000	300,625
Photronics, Inc., 3.25%, Due 4/1/16, (A) (1)	500,000	483,750
Rudolph Technologies, Inc., 3.75%, Due 7/15/16, (A) (1)	500,000	494,375
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	1,000,000	1,182,500
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	637,500
		8,391,874

Ellsworth Fund Ltd. - Schedule of Investments - continued
December 31, 2011

CONVERTIBLE BONDS AND NOTES - continued

Telecommunications - 7.8%
Alaska Communications Systems, 6.25%, Due 5/1/18, (B) (1)	$1,000,000	$ 641,250
Anixter International, Inc., 1.00%, Due 2/15/13, (B)	750,000	857,812
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,500,000	1,685,625
Equinix, Inc., 4.75%, Due 6/15/16, (B)	500,000	706,250
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	138,938
General Cable Corp., 4.50%, Due 11/15/29, (B)	780,000	741,975
InterDigital, Inc., 2.50%, Due 3/15/16, (BB) (1)	625,000	656,250
SBA Communications Corp., 4.00%, Due 10/1/14, (A)	500,000	762,500
SBA Communications Corp., 1.875%, Due 5/1/13, (A)	1,000,000	1,133,750
TeleCommunication Systems, Inc., 4.50%, Due 11/1/14, (BB)	1,000,000	833,750
		8,158,100
Transportation - 1.9%
Dryships, Inc., 5.00%, Due 12/1/14, (NR)	750,000	519,375
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	875,000	878,281
Ultrapetrol (Bahamas) Ltd., 7.25%, Due 1/15/17, (NR)	750,000	540,938
		1,938,594
Travel and Leisure - 1.8%
Home Inns and Hotels Management, Inc., 2.00%, Due 12/15/15, (NR)	500,000	379,375
MGM Resorts International, 4.25%, Due 4/15/15, (B)	750,000	713,438
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (NR)	1,000,000	817,500
		1,910,313

TOTAL CONVERTIBLE BONDS AND NOTES		63,635,734

CORPORATE BONDS - 0.2%

Financial Services - 0.2%
Lehman Brothers Holdings, Inc., 1.00%, Due 3/23/09, (NR) (4)	1,500,000	243,750

CONVERTIBLE PREFERRED STOCKS - 13.0%
	Shares
Banking/Savings and Loan - 5.8%
Bank of America Corp., 7.25%, (BB)	1,600	1,260,832
Fifth Third Bancorp, 8.50%, (BB)	12,000	1,704,960
New York Community Capital Trust V, 6.00%, (BB)	24,000	994,320
Wells Fargo and Co., 7.50%, (A)	2,000	2,110,500
		6,070,612
Energy - 2.3%
ATP Oil and Gas Corp., 8.00%, (NR)	7,500	262,500
Chesapeake Energy Corp., 5.00%, (B)	25,000	2,085,000
Whiting Petroleum Corp., 6.25%, (B)	131	28,827
		2,376,327
Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	705,000

Real Estate - 0.5%
Health Care REIT, Inc., 6.50%, (BB)	10,000	511,700

Retail - 0.7%
Amerivon Holdings LLC, (NR) (1,5,6)	583,667	750,000

Ellsworth Fund Ltd. - Schedule of Investments - continued
December 31, 2011

CONVERTIBLE PREFERRED STOCKS - continued

Telecommunications - 0.9%
Crown Castle International Corp., 6.25%, (B)	16,000	$ 992,000

Tools - 1.1%
Stanley Black and Decker, Inc., 4.75%, (BBB)	10,000	1,172,500

Utilities - 1.0%
PPL Corp., 9.50%, (NR)	18,500	1,032,855

TOTAL CONVERTIBLE PREFERRED STOCKS		13,610,994

MANDATORY CONVERTIBLE SECURITIES - 11.1%

Automotive - 1.3%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,370,000

Data Processing - 0.3%
Unisys Corp., 6.25%, Due 3/1/14, (B)	5,000	303,000

Energy - 3.6%
Apache Corp., 6.00%, Due 8/1/13, (A)	25,000	1,357,000
Great Plains Energy, Inc., 12.00%, Due 6/15/12, (BBB) (3)	25,000	1,662,000
UBS AG Exchangeable Note (GTAT), 6.75%, Due 9/15/13, (AA)	30,000	701,250
		3,720,250
Financial Services - 2.3%
Citigroup, Inc., 7.50%, Due 12/15/12, (A)	14,000	1,137,500
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	20,000	1,232,400
		2,369,900
Foods - 0.5%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (NR)	60,000	527,814

Home Building - 0.2%
Beazer Homes USA, Inc., 7.25%, Due 8/15/13, (CCC)	17,500	211,750

Metals and Mining - 1.5%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	281,607
Vale Capital II (Vale S.A.), 6.75%, Due 6/15/12, (NR)	20,700	1,277,890
		1,559,497
Transportation - 0.5%
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,	60,000	528,972
Due 12/31/13, (NR)

Utilities - 1.0%
NextEra Energy, Inc., 7.00%, Due 9/1/13, (NR)	20,000	1,066,000

TOTAL MANDATORY CONVERTIBLE SECURITIES		11,657,183

Ellsworth Fund Ltd. - Schedule of Investments - continued
December 31, 2011

COMMON STOCKS - 9.8%

Computer Software - 1.0%
Microsoft Corp.	40,000	$ 1,038,400

Energy - 0.9%
ConocoPhillips	13,282	967,859

Media and Entertainment - 0.5%
The Walt Disney Co.	15,000	562,500

Pharmaceuticals - 3.0%
Abbott Laboratories	18,000	1,012,140
Bristol Myers Squibb Co.	30,000	1,057,200
Merck and Co., Inc.	27,651	1,042,443
		3,111,783
Telecommunications - 4.3%
AT&T, Inc.	70,000	2,116,800
Verizon Communications, Inc.	60,000	2,407,200
		4,524,000

TOTAL COMMON STOCKS		10,204,542

Total Convertible Bonds and Notes - 60.9%		$ 63,635,734
Total Corporate Bonds - 0.2%		243,750
Total Convertible Preferred Stocks - 13.0%		13,610,994
Total Mandatory Convertible Securities - 11.1%		11,657,183
Total Common Stocks - 9.8%		10,204,542
Total Investments - 95.0%		99,352,203

Other Assets and Liabilites, Net - 5.0%		5,205,174
Total Net Assets - 100.0%		$104,557,377

Ellsworth Fund Ltd. - Schedule of Investments – continued December 31, 2011

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at December 31, 2011 was $10,320,262 which represented 9.9% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $750,000 at December 31, 2011, which represented 0.7% of the Fund's net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of December 31, 2011, the Fund was invested in the following restricted security:

Amerivon Holdings LLC preferred units

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	1%
AA	4%
A	22%
BBB	17%
BB	18%
B	12%
CCC & below	2%
Not Rated	24%

* Excludes common stocks and cash. See accompanying notes

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading.  Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading.  Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices.  The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis.  Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data.  Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees.  Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - continued

The following is a summary of the inputs used to value the investments of the Fund as of December 31, 2011:

	Level 1	Level 2	Level 3

Investments in Securities:
Convertible Bonds and Notes	$ ---	$63,635,734	$ ---
Convertible Preferred Stocks	---	12,860,994	750,000
Mandatory Convertible Securities	---	11,657,183	---
Corporate Bonds and Notes	---	243,750	---
Common Stock	10,204,542	---	---
Total Investments	$10,204,542	$88,397,661	$750,000

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Convertible Bonds and Notes	Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$894,675	$---	$763,585	$1,658,260

Change in unrealized appreciation (depreciation)	---	---	(13,585)	(13,585)

Net transfers in/out of Level 3	(894,675)	---	---	(894,675)

Ending balance	$ ---	$---	$750,000	$ 750,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax   regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately $0.01 per share for the three months ended December 31, 2011.  In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income.  At December 31, 2011, there were unrealized losses of approximately $0.03 per share on contingent payment debt instruments.

Federal Income Tax Cost - At December 31, 2011, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $104,237,146, $7,558,634, $(12,443,577) and $(4,884,943), respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 29, 2012 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: February 29, 2012

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: February 29, 2012